Borrowings - Schedule of borrowings (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Current liabilities	$ 396	$ 634
Insurance premium funding [Member]
Disclosure of detailed information about borrowings [line items]
Current liabilities	$ 396	$ 634